iShares
®
U.S. Insurance ETF
Schedule of Investments
(unaudited)
June 30, 2023
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Diversified Financial Services  —  1 .1%
Voya Financial, Inc. ........................ 53,606 $ 3,844,086
a
Insurance Brokers  —  9 .1%
Arthur J Gallagher & Co. ..................... 113,390 24,897,042
Brown & Brown, Inc. ........................ 129,366 8,905,555
33,802,597
a
Life & Health Insurance  —  22 .7%
Aflac, Inc. ............................... 238,834 16,670,613
American Equity Investment Life Holding Co. ....... 35,275 1,838,180
Brighthouse Financial, Inc.
(a)
.................. 36,777 1,741,391
CNO Financial Group, Inc. .................... 62,984 1,490,831
Genworth Financial, Inc. , Class A
(a)
.............. 211,363 1,056,815
Globe Life, Inc. ........................... 48,905 5,360,966
Lincoln National Corp. ...................... 85,138 2,193,155
MetLife, Inc. ............................. 298,459 16,871,887
National Western Life Group, Inc. , Class A ......... 1,339 556,435
Oscar Health, Inc. , Class A
(a)
.................. 62,804 506,200
Primerica, Inc. ............................ 20,035 3,962,122
Principal Financial Group, Inc. ................. 124,518 9,443,445
Prudential Financial, Inc. ..................... 190,593 16,814,115
Unum Group ............................. 101,872 4,859,294
83,365,449
a
Multi-line Insurance  —  10 .5%
American International Group, Inc. .............. 383,275 22,053,644
Assurant, Inc. ............................ 29,233 3,675,173
Hartford Financial Services Group, Inc. (The) ....... 170,626 12,288,485
Horace Mann Educators Corp. ................. 22,587 669,930
38,687,232
a
Property & Casualty Insurance  —  56 .4%
Allstate Corp. (The) ........................ 144,504 15,756,716
Ambac Financial Group, Inc.
(a)
................. 26,413 376,121
American Financial Group, Inc. ................ 38,368 4,556,200
AMERISAFE, Inc. ......................... 10,521 560,980
Arch Capital Group Ltd.
(a)
.................... 204,787 15,328,307
Argo Group International Holdings, Ltd. ........... 19,397 574,345
Assured Guaranty Ltd. ...................... 32,978 1,840,172
Axis Capital Holdings Ltd. .................... 42,995 2,314,421
Chubb Ltd. .............................. 219,315 42,231,296
Cincinnati Financial Corp. .................... 86,488 8,417,012
CNA Financial Corp. ........................ 15,184 586,406
Employers Holdings, Inc. ..................... 14,680 549,179
Erie Indemnity Co. , Class A , NVS ............... 13,800 2,898,138
Security Shares Value
a
Property & Casualty Insurance (continued)
First American Financial Corp. ................. 56,646 $ 3,229,955
Hanover Insurance Group, Inc. (The) ............ 19,625 2,218,214
James River Group Holdings, Ltd. .............. 19,182 350,263
Kemper Corp. ............................ 35,160 1,696,822
Kinsale Capital Group, Inc.
(b)
.................. 11,953 4,472,813
Lemonade, Inc.
(a) (b)
......................... 25,134 423,508
Loews Corp. ............................. 104,152 6,184,546
Markel Group, Inc.
(a) (b)
....................... 7,335 10,145,625
MBIA, Inc.
(a)
............................. 26,233 226,653
Mercury General Corp. ...................... 14,513 439,309
Old Republic International Corp. ................ 149,948 3,774,191
Palomar Holdings, Inc.
(a)
..................... 13,655 792,536
ProAssurance Corp. ........................ 29,852 450,467
Progressive Corp. (The) ..................... 309,921 41,024,243
RLI Corp. ............................... 22,271 3,039,323
Safety Insurance Group, Inc. .................. 8,167 585,737
Selective Insurance Group, Inc. ................ 33,369 3,201,756
Travelers Companies, Inc. (The) ................ 122,264 21,232,366
Trupanion, Inc.
(a)
.......................... 19,814 389,940
United Fire Group, Inc. ...................... 12,080 273,733
W R Berkley Corp. ......................... 110,296 6,569,230
White Mountains Insurance Group Ltd. ........... 1,408 1,955,585
208,666,108
a
Total Long-Term  Investments — 99.8%
(Cost: $ 386,686,345 ) ................................ 368,365,472
a
Short-Term Securities
Money Market Funds  —  0 .9%
BlackRock Cash Funds: Institutional, SL Agency Shares ,
5.31%
(c) (d) (e)
............................ 2,725,352 2,725,897
BlackRock Cash Funds: Treasury, SL Agency Shares ,
5.09%
(c) (d)
............................. 560,989 560,989
a
Total Short-Term Securities — 0.9%
(Cost: $ 3,286,979 ) .................................. 3,286,886
Total Investments — 100.7%
(Cost: $ 389,973,324 ) ................................ 371,652,358
Liabilities in Excess of Other Assets — ( 0 .7 ) % ............... (2,442,497)
Net Assets — 100.0% ................................. $ 369,209,861
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(unaudited) (continued)
June 30, 2023
iShares
®
U.S. Insurance ETF
2
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/23
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/23
  Shares Held
at 06/30/23 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 4,441,975  $ —  $ (1,716,031)
(a)
$ (412) $ 365  $ 2,725,897  2,725,352  $ 2,595
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares ...... 541,341  19,648
(a)
—  —  —  560,989  560,989  4,560  —
$ (412) $ 365
$ 3,286,886
$ 7,155  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Financials Select Sector Index ........................................................ 8 09/15/23 $ 839 $ 12,902

iShares
®
U.S. Insurance ETF
Schedule of Investments
(unaudited) (continued)
June 30, 2023
3
Schedule of Investments
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 368,365,472  $ —  $ —  $ 368,365,472
Short-Term Securities
Money Market Funds ...................................... 3,286,886  —  —  3,286,886
$ 371,652,358  $ —  $ —  $ 371,652,358
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 12,902  $ —  $ —  $ 12,902
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares
Fair Value Hierarchy as of Period End (continued)